CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net income (loss)	$ (64,666)	$ 12,551	$ (34,916)
Adjustments for items not affecting cash:
Share-based payments	1,226	1,282	731
Unrealized loss on marketable securities	253	589	2,617
Realized loss on marketable securities	(90)	220	102
Depreciation	56	48	2
Interest expense on Convertible Notes	4,805		12
Changes in fair value of convertible Notes	5,076	(27,686)	12,952
Loss on extinguishment of 2026 Notes and recognition of 2028 Notes	18,727
Fair value gain on convertible notes and warrants 2028 Notes	(30,758)
Settlement of transaction costs on 2028 Notes	(240)
Changes in fair value of warrants		(1,531)	(1,123)
Impairment charge (reversal)	51,884	(1,338)
Directors' fees paid in DSUs	595	115	32
Changes in warrants (US Warrant)	(1,243)
Withholding tax liability		(14)
Interest expense on Glencore loan			1,566
Interest income on restricted cash			128
Flow-through share premium			(19)
Unrealized loss on foreign exchange	696	1,019	(321)
Other	15		(681)
Reclassification of expensed transaction costs on convertible notes			1,826
Changes in working capital:
Decrease (increase) in receivables	1,848	(2,122)	(587)
Decrease (increase) in prepaid expenses and other assets	247	1,125	(218)
(Decrease) increase in accounts payable and accrual liabilities	(11,477)	(131)	1,021
Cash used in operation activities	(23,046)	(15,845)	(16,876)
Investing activities
Transfer to restricted cash	(1,158)
Acquisition of exploration and evaluation assets, net of cash		(31)	(112)
Capital long-term prepayments		3,544	(6,631)
Proceeds from sale of marketable securities	816	525	152
Additions to property, plant and equipment	(13,705)	(47,591)	(1,985)
Sale of exploration and evaluation assets, net of cash			500
Cash provided by investing activities	(14,047)	(43,553)	(8,076)
Financing activities
Proceeds from issuance of common shares, net transaction costs of $1,582 (2022 - Nil)	19,960	3,121	17,600
Proceeds from at-the-market equity program ("ATM Program"), net of transaction costs of Nil (2022 - $82)		3,701	666
Transaction costs private placement 2022	(284)
Proceeds from exercise of warrants		807	6,217
Proceeds from exercise of options		140	148
Proceeds from government loan	250	3,733	1,000
Payment of lease liability, net of interest	(43)	165
Proceeds from 2028 Notes	68,049
Repayment of 2026 Notes	(48,036)
Proceeds from convertible notes			53,249
Settlement of transaction costs on 2028 Notes	(2,100)
Exercise of convertible Notes	397
Interest settlement of 2026 Notes	(1,656)	(3,183)
Cash provided by financing activities	36,537	8,484	78,880
Change in cash during the year	(556)	(50,914)	53,928
Effect of exchange rates on cash	164	240	524
Cash, beginning of year	7,952	58,626	4,174
Cash, end of year	$ 7,560	$ 7,952	$ 58,626